PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of income statement (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Interest on ESOP loan											$ 6,388	$ 6,519	$ 13,008	$ 13,724
Total income	4,253	4,397	4,354	4,828	4,813	4,983	5,132	5,454	5,446	5,653	8,650	9,796	18,979	21,685
Professional services											444	571	985	716
Other expense											828	685	1,456	1,740
Total expense	3,113	2,778	2,867	2,936	2,996	2,867	2,653	2,614	2,807	2,863	5,882	5,863	11,668	10,996
Income (loss) before income taxes	200	623	2,345	548	357	625	782	1,398	(2,602)	322	823	982	3,875	(100)
Income tax benefit	186	351	700	88	273	221	(115)	227	(740)	416	537	494	1,282	(212)
Net income	14	272	1,645	460	84	404	897	1,171		(94)	286	488	2,593	112
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
Condensed Financial Statements, Captions [Line Items]
Interest on ESOP loan											95	101	199	209
Equity in the undistributed earnings (loss) of the Bank											432	679	2,863	(642)
Dividends from Bank														1,000
Other income												3	3	16
Total income											527	783	3,065	583
Professional services											121	200	215	236
Other expense											206	193	396	362
Total expense											327	393	611	598
Income (loss) before income taxes											200	390	2,454	(15)
Income tax benefit											(86)	(98)	(139)	(127)
Net income											$ 286	$ 488	$ 2,593	$ 112